Cover	Jul. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 09, 2026
Entity File Number	001-41407
Entity Registrant Name	TOP FINANCIAL GROUP LIMITED
Entity Central Index Key	0001848275
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	101 Cecil Street, #13-05
Entity Address, Address Line Two	Tong Eng Building
Entity Address, Country	SG
Entity Address, Postal Zip Code	069533
City Area Code	+65
Local Phone Number	6252 8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.001 per share
Trading Symbol	TOP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false